Note 2 - Significant Accounting Policies Summary (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes Tables
Property, Plant and Equipment, Useful Life [Table Text Block]
	in years
Buildings and improvements	15	to	40
Capital lease assets—buildings		40
Furniture and office equipment	2	to	7
Machinery and equipment	3	to	25
Transportation and equipment	3	to	7

	(in years)
Buildings and improvements	15	to	40
Capital lease assets—buildings		40
Furniture and office equipment	2	to	7
Machinery and equipment	3	to	25
Transportation equipment	3	to	7